Cover	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Mach Natural Resources LP, a Delaware limited partnership (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 29, 2023 (the “Original Report”). As previously disclosed in the Original Report, on December 28, 2023, the Company completed the acquisition of certain interests in oil and gas properties, rights and related assets located in Blaine, Caddo, Canadian, Custer, Dewey, Grady, Kingfisher and McClain Counties, Oklahoma from Paloma Partners IV, LLC, a privately-held Delaware limited liability company backed by EnCap Investments L.P., and its affiliated companies. The Company is filing this Amendment solely to supplement Item 9.01 of the Original Report to file (i) the audited condensed financial statements of Paloma Partners IV Holdings, LLC (“Paloma”) as of December 31, 2022 and 2021, and for the years ended December 31, 2022 and 2021, (ii) the unaudited condensed financial statements of Paloma as of September 30, 2023 and for the nine months ended September 30, 2023 and 2022 and (iii) the unaudited pro forma condensed combined financial information of the Company as of September 30, 2023, and for the nine months ended September 30, 2023 and the year ended December 31, 2022. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.
Document Period End Date	Dec. 28, 2023
Entity File Number	001-41849
Entity Registrant Name	Mach Natural Resources LP
Entity Central Index Key	0001980088
Entity Tax Identification Number	93-1757616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14201 Wireless Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	405
Local Phone Number	252-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	MNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false